PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	As of December 31,
	2011	2012

Construction in progress	$—	$36,797
Furniture, fixtures, electronic equipment and software	18,096	47,591
Transportation equipment	146	2,281
Leasehold improvements	7,263	25,209
	25,505	111,878
Less: Accumulated depreciation	11,731	44,271
	$13,774	$67,607